Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill/Other intangible assets [Abstract]
Goodwill

Year ended December 31 (in thousands)	2012 EUR	2011 EUR

Cost
Balance, January 1	146,044	141,286
Acquisition subsidiary	6,038	-
Effect of changes in exchange rates	(2,914)	4,758

Goodwill	149,168	146,044